Earnings per share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2017
Earnings per share
Consolidated net profit attributable to equity holders of the Company	¥ 2,377,851	¥ 766,345	¥ 734,435
Less: cumulative distribution of other equity instruments	1,770,469	685,922	342,349
Consolidated net profit attributable to ordinary shareholders of the Company	¥ 607,382	¥ 80,423	¥ 392,086
Weighted average number of the Company's outstanding ordinary shares ('000)	15,698,093,000	15,698,093,000	15,283,335,000
Basic and diluted earnings per share (RMB)	¥ 0.04	¥ 0.01	¥ 0.03
Weighted average number of ordinary shares:
Issued ordinary shares at the beginning of the year	15,698,093,359	15,698,093,359	15,698,093,359	15,698,093,359	15,200,383,000
Effect of share issue	0	0	82,952,000
Weighted average number of ordinary shares at the end of the year	15,698,093,000	15,698,093,000	15,283,335,000
Dilutive effect on earnings per share		¥ 0	¥ 0	¥ 0
Dilutive potential ordinary		0	0	0